Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 16. Commitments and Contingencies

Commitments

Equity Line of Credit

The Company entered into a two-year Equity Line of Credit pursuant to an Equity Purchase Agreement with Tysadco Partners, LLC, dated January 26, 2022. Pursuant to the agreement, Tysadco Partners agreed to invest up to $5,000,000 to purchase the Company’s Common Stock, par value $0.001 per share, and upon execution of the ELOC the Company issued an additional 500,000 shares of common stock to Tysadco Partners as commitment shares in accordance with the closing conditions within the ELOC. Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). In addition, the Company and Tysadco Partners entered into a Registration Rights Agreement, whereby the Company shall register the securities on a registration statement covering the Offering Amount with the SEC within forty-five days of filing its 10-K for the year ended December 31, 2021. If the Company fails to timely register the Securities, then for each thirty-day period thereafter, the Commitment Fee will increase by $10,000 payable in restricted common stock at $0.20 and capped at $20,000.

 Employment Agreements

The Corporation entered into employment agreements with its Chief Executive Officer, Mr. Ralph Hofmeier, and its Chief Operating Officer, Ms. Irma Velazquez (collectively the “Employment Agreements”), effective January 1, 2012. Under the Employment Agreements, the Corporation will pay each of Mr. Hofmeier and Ms. Velazquez an annual base salary of $125,000 during the first year and $150,000 during the second year and forward. Any increase to the annual base salary after the second year is subject to approval by the Corporation’s Board of Directors. The Employment Agreements each has initial terms of ten (10) years and is automatically renewed for successive one-year terms unless either party delivers timely notice of its intention not to renew.

Lease

Our registered office is located at 7901 4th Street N STE #4174, St. Petersburg, Florida 33702. Our telephone number is +1 (727) 677-9408. Office services are contracted for on a month-to-month basis in this Address. In October 2020, the Company established its official registered Branch in Hamburg Germany; the office Address until March 31, 2021 was Offakamp 9f- 2.17. On April 1, 2021, the Company entered into two lease agreements for a workshop located at Industriestraße 17, 25462 Relligen and an office located at Ballindam 3 20095 Hamburg, Germany. Our Telephone number is +49 40 809081354. Rent expense in the three months ending March 31, 2022 and 2021 amounted to $19,521 and $2,034, respectively.

Contingencies

From time to time, the Corporation may be a defendant in pending or threatened legal proceedings arising in the normal course of its business. While the outcome and impact of currently pending legal proceedings cannot be predicted with certainty, the Corporation’s management and legal counsel believe that the resolution of these proceedings through settlement or adverse judgment will not have a material adverse effect on its operating results, financial position or cash flows.

Litigation

EAWD vs Packard and Co-Defendant Nick Norwood - Case number 18-031011 CA-01 Miami-Dade County Circuit Court. The Company is requesting the proof of payment for shares issued in 2008.

CocoGrove – Case No. 09-81555 CA 21 in Miami-Dade County, Florida. The nature of the litigation was for breach of a lease agreement. This case is concluded with a judgement against the Company on July 7, 2010 for $84,393 plus 6% interest which as of March 31, 2021 interest had accrued to $60,402. There have been no efforts to seek collection of this judgement. Management intends to settle this judgement when it is in a financial position to make a payment.

Note 16. Commitments and Contingencies

Commitments

Employment Agreements

The Corporation entered into employment agreements with its Chief Executive Officer, Mr. Ralph Hofmeier, and its Chief Operating Officer, Ms. Irma Velazquez (collectively the “Employment Agreements”), effective January 1, 2012. Under the Employment Agreements, the Corporation will pay each of Mr. Hofmeier and Ms. Velazquez an annual base salary of $125,000 during the first year and $150,000 during the second year and forward. Any increase to the annual base salary after the second year is subject to approval by the Corporation’s Board of Directors. The Employment Agreements each has initial terms of ten (10) years and is automatically renewed for successive one-year terms unless either party delivers timely notice of its intention not to renew.

Lease

Our registered office is located at 7901 4th Street N STE #4174, St. Petersburg, Florida 33702. Our telephone number is +1 (727) 677-9408. Office services are contracted for on a month-to-month basis in this Address. In October 2020, the Company established its official registered Branch in Hamburg Germany; the office Address until March 31, 2021 was Offakamp 9f- 2.17. On April 1, 2021, the Company entered into two lease agreements for a workshop located at Industriestraße 17, 25462 Relligen and an office located at Ballindam 3 20095 Hamburg, Germany. Our Telephone number is +49 40 809081354. Rent expense in the year ending December 31, 2021 and 2020 amounted to $56,665 and $0, respectively.

Contingencies

From time to time, the Corporation may be a defendant in pending or threatened legal proceedings arising in the normal course of its business. While the outcome and impact of currently pending legal proceedings cannot be predicted with certainty, the Corporation’s management and legal counsel believe that the resolution of these proceedings through settlement or adverse judgment will not have a material adverse effect on its operating results, financial position or cash flows.

Litigation

EAWD vs Packard and Co-Defendant Nick Norwood - Case number 18-031011 CA-01 Miami-Dade County Circuit Court. The Company is requesting the proof of payment for shares issued in 2008. Based on the lack of evidence of payment, on March 12th, EAWD filed notice of the parties ‘stipulation of mediator in accordance with the Court´s exhibit to Trial Order.

CocoGrove – Case No. 09-81555 CA 21 in Miami-Dade County, Florida. The nature of the litigation was for breach of a lease agreement. This case is concluded with a judgement against the Company on July 7, 2010 for $84,393 plus 6% interest which as of December 31, 2021 interest had accrued to $59,136. There have been no efforts to seek collection of this judgement. Management intends to settle this judgement when it is in a financial position to make a payment.